Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	12 Months Ended	46 Months Ended	60 Months Ended	73 Months Ended	79 Months Ended	80 Months Ended	83 Months Ended	102 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Jun. 26, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 15, 2020	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 05, 2018	Mar. 31, 2018	Feb. 21, 2018	Jan. 24, 2018	Nov. 01, 2017	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Mar. 17, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014
C000117913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust NASDAQ Technology Dividend Index Fund
Account Value		$ 37,401	$ 37,401	$ 37,401	$ 37,401	$ 37,401	$ 37,401	$ 37,401	$ 37,401	$ 37,401	$ 37,401		$ 32,230	$ 25,679	$ 24,566	$ 19,570	$ 26,095	$ 24,750	$ 23,441		$ 18,852	$ 15,072	$ 16,846	$ 15,888	$ 15,714		$ 14,447				$ 12,946	$ 12,489	$ 11,447	$ 10,375		$ 9,208	$ 10,063	$ 10,000
Average Annual Return, Percent			45.65%		17.30%						14.10%
C000117914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Multi-Asset Diversified Income Index Fund
Account Value		14,370	$ 14,370	14,370	$ 14,370	14,370	14,370	14,370	14,370	14,370	$ 14,370		13,292	11,852	11,531	10,968	12,385	11,702	11,296		9,178	7,717	11,750	11,358	11,111		10,418				10,806	10,659	10,046	9,557		9,144	10,105	10,000
Average Annual Return, Percent			21.26%		4.11%						3.69%
C000125197 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust BuyWrite Income ETF
Account Value		20,019	$ 20,019	20,019	$ 20,019	20,019	20,019	20,019	20,019	20,019	$ 20,019		18,662	16,222	15,357	13,427	15,960	14,531	13,987		12,386	10,966	13,860	13,110	13,761		12,832				12,728	11,793	11,172	10,567		9,904	10,432	10,000
Average Annual Return, Percent			23.40%		7.63%						7.19%
C000125204 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Nasdaq BuyWrite Income ETF
Account Value		17,122	$ 17,122	17,122	$ 17,122	17,122	17,122	17,122	17,122	17,122	$ 17,122		16,154	13,982	13,580	11,898	14,208	13,074	12,660		11,504	11,351	12,921	12,342	12,883		12,138				12,161	11,328	10,803	10,290		9,774	10,297	10,000
Average Annual Return, Percent			22.45%		5.79%						5.52%
C000130399 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust S&P International Dividend Aristocrats ETF
Account Value		13,621	$ 13,621	13,621	$ 13,621	13,621	13,621	13,621	13,621	13,621	$ 13,621		11,933	10,856	11,300	9,728	12,161	11,918	11,623		9,254	8,245	10,712	10,249	10,365		10,682				10,611	9,689	9,394	8,995		8,271	9,538	10,000
Average Annual Return, Percent			25.48%		4.92%						3.14%
C000134868 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Rising Dividend Achievers ETF
Account Value		33,844	$ 33,844	33,844	$ 33,844	33,844	33,844	33,844	33,844	33,844	$ 33,844		31,871	25,777	24,906	21,265	26,515	25,548	24,332		17,354	13,494	16,590	15,429	16,151		15,124				14,072	13,285	11,034	10,263		9,853	10,672	10,000
Average Annual Return, Percent			31.31%		15.33%						12.97%
C000137472 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust RBA American Industrial Renaissance® ETF
Account Value		41,766	$ 41,766	41,766	$ 41,766	41,766	41,766	41,766	41,766	41,766	$ 41,766		37,659	28,833	26,806	21,293	23,557	22,752	22,550		14,296	11,155	14,863	13,547	15,472		14,377				14,386	13,172	11,291	9,678		8,410	10,428	10,000
Average Annual Return, Percent			44.86%		22.95%						15.37%
C000137473 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Dorsey Wright Momentum & Dividend ETF
Account Value		24,472	$ 24,472	24,472	$ 24,472	24,472	24,472	24,472	24,472	24,472	$ 24,472		22,395	17,991	17,731	16,739	20,569	18,824	17,446		12,443	10,420	14,899	13,641	13,941		13,387				13,266	12,423	11,645	11,302		10,349	10,998	10,000
Average Annual Return, Percent			36.01%		10.43%						9.36%
C000138164 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Dorsey Wright Focus 5 ETF
Account Value		29,964	$ 29,964	29,964	$ 29,964	29,964	29,964	29,964	29,964	29,964	$ 29,964		29,435	22,724	23,160	20,919	24,110	23,068	22,479		17,175	13,055	14,871	15,044	15,477		14,326				13,017	11,935	11,304	10,627		10,755	11,770	10,000
Average Annual Return, Percent			31.86%		15.04%						11.60%
C000144324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Dorsey Wright International Focus 5 ETF
Account Value		13,798	$ 13,798	13,798	$ 13,798	13,798	13,798	13,798	13,798	13,798	$ 13,798		13,061	11,426	10,807	10,020	12,779	13,706	13,764		11,242	8,155	11,049	10,946	11,561		12,490				11,908	10,631	9,704	9,388		9,299	10,467	10,000
Average Annual Return, Percent			20.76%		4.54%						3.27%
C000162607 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Dorsey Wright Dynamic Focus 5 ETF
Account Value		19,263	$ 19,263	19,263	$ 19,263	19,263	19,263	19,263	19,263	$ 19,263	$ 19,263		18,483	16,538	17,285	17,316	18,890	18,073	17,615		13,456	11,561	13,517	13,601	14,606		13,519				12,283	11,265	10,668	10,090	$ 10,000
Average Annual Return, Percent			16.48%		7.35%					7.98%
C000195212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust SMID Cap Rising Dividend Achievers ETF
Account Value		20,589	$ 20,589	20,589	$ 20,589	20,589	20,589	20,589	$ 20,589	$ 20,589	20,589		19,548	15,708	14,675	12,541	14,924	15,069	14,978		9,612	7,442	10,513	10,192	10,792		10,428			$ 10,000
Average Annual Return, Percent			31.07%		14.39%				11.01%
C000198271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Indxx Innovative Transaction & Process ETF
Account Value		18,110	$ 18,110	18,110	$ 18,110	18,110	18,110	$ 18,110	$ 18,110	18,110	18,110		16,182	13,816	13,685	11,042	14,302	14,832	13,939		10,895	8,634	10,076	9,882	10,187		9,651		$ 10,000
Average Annual Return, Percent			31.08%		12.44%			9.29%
C000198496 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Nasdaq Artificial Intelligence and Robotics ETF
Account Value		14,931	$ 14,931	14,931	$ 14,931	14,931	$ 14,931	$ 14,931	14,931	14,931	14,931		15,337	13,730	14,456	11,395	15,959	18,018	17,527		13,125	9,155	10,619	10,654	10,815		9,838	$ 10,000
Average Annual Return, Percent			8.75%		7.05%		6.26%
C000203940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Dorsey Wright Momentum & Low Volatility ETF
Account Value		17,728	$ 17,728	17,728	$ 17,728	$ 17,728	$ 17,728	17,728	17,728	17,728	17,728		16,297	13,234	13,489	12,528	14,861	14,239	12,738		11,578	9,218	11,575	10,353	9,985	$ 10,000
Average Annual Return, Percent			33.95%		8.90%	9.89%
C000203941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Dorsey Wright Momentum & Value ETF
Account Value		16,979	$ 16,979	16,979	$ 16,979	$ 16,979	16,979	16,979	16,979	16,979	16,979		16,522	12,440	12,035	10,909	13,550	12,355	11,640		7,820	6,222	9,443	8,945	9,740	10,000
Average Annual Return, Percent			36.49%		12.45%	9.12%
C000223561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust International Developed Capital Strength® ETF
Account Value		13,153	$ 13,153	$ 13,153	$ 13,153	$ 13,153	13,153	13,153	13,153	13,153	13,153		12,112	10,426	10,803	8,855	11,088	11,425	10,442	$ 10,000
Average Annual Return, Percent			26.15%	7.49%
C000250760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust S&P 500 Economic Moat ETF
Account Value		$ 10,626	$ 10,626	$ 10,626	10,626	10,626	10,626	10,626	10,626	10,626	10,626	$ 10,000
Average Annual Return, Percent		6.26%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value		$ 35,098	$ 35,098	35,098	$ 35,098	$ 35,098	$ 35,098	$ 35,098	35,098	$ 35,098	$ 35,098	10,000	31,786	25,742	24,471	21,165	26,521	25,039	22,933		19,260	14,668	16,726	15,768	16,043	10,000	14,402	10,000	10,000		13,607	12,633	11,472	10,782	10,000	9,938	10,593	10,000
Average Annual Return, Percent		5.56%	36.35%		15.98%	13.96%	14.08%	13.10%		14.95%	13.38%
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World ex USA Index
Account Value		$ 17,373	$ 17,373	$ 17,373	$ 17,373	$ 17,373	$ 17,373	$ 17,373	17,373	$ 17,373	$ 17,373		16,203	13,900	14,068	11,209	14,465	14,733	14,037	10,000	11,646	9,624	11,628	11,307	11,738		11,656				11,434	10,248	9,630	9,156		8,986	10,000	10,000
Average Annual Return, Percent			24.98%	7.43%	8.36%						5.68%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Account Value		16,630	$ 16,630	$ 16,630	$ 16,630	16,630	16,630	16,630	16,630	16,630	$ 16,630		15,220	13,266	13,458	11,019	14,176	14,724	14,390		11,883	9,631	11,537	11,408	11,680		11,892				11,478	10,221	9,597	9,035		8,784	9,949	10,000
Average Annual Return, Percent			25.35%		7.59%						5.22%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Account Value		24,077	$ 24,077	24,077	$ 24,077	24,077	24,077	24,077	$ 24,077	24,077	$ 24,077		21,959	17,810	16,984	14,784	18,578	17,948	16,599		13,610	10,213	11,835	11,238	11,499		10,333			10,000
Average Annual Return, Percent			35.19%		15.26%				13.56%
Nasdaq Technology DividendTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Technology DividendTM Index
Account Value		39,849	$ 39,849	39,849	$ 39,849	39,849	39,849	39,849	$ 39,849	39,849	$ 39,849		34,222	27,171	25,915	20,569	27,376	25,888	24,446		19,593	15,603	17,389	16,341	16,112		14,763				13,186	12,680	11,591	10,471		9,262	10,091	10,000
Average Annual Return, Percent			46.66%		18.04%						14.83%
S And P 500 Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Information Technology Index
Account Value		75,490	$ 75,490	75,490	$ 75,490	75,490	75,490	75,490	75,490	75,490	$ 75,490		65,282	49,445	44,712	35,044	46,842	43,804	38,747		33,983	23,256	23,080	21,060	21,255		18,242				16,165	14,287	12,541	11,438		10,211	10,585	10,000
Average Annual Return, Percent			52.68%		26.74%						22.40%
Nasdaq US Multi Asset Diversified IncomeTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US Multi-Asset Diversified IncomeTM Index
Account Value		15,268	$ 15,268	15,268	$ 15,268	15,268	15,268	15,268	15,268	15,268	$ 15,268		14,083	12,523	12,154	11,522	12,985	12,231	11,770		9,530	7,972	12,153	11,718	11,427		10,681				11,048	10,868	10,195	9,669		9,218	10,161	10,000
Average Annual Return, Percent			21.92%		4.67%						4.32%
Dow Jones U S Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Select Dividend Index
Account Value		27,098	$ 27,098	27,098	$ 27,098	27,098	27,098	27,098	27,098	27,098	$ 27,098		24,197	20,700	22,053	19,745	23,112	20,376	19,873		13,941	12,291	16,634	15,696	15,645		14,642				14,148	13,526	12,497	11,697		10,224	10,744	10,000
Average Annual Return, Percent			30.90%		10.25%						10.48%
CBOE S And P 500 BuyWrite Monthly Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			CBOE S&P 500® BuyWrite Monthly Index
Account Value		18,344	$ 18,344	18,344	$ 18,344	18,344	18,344	18,344	18,344	18,344	$ 18,344		17,127	15,505	15,306	13,527	16,433	15,235	14,305		12,580	10,821	13,334	12,840	13,484		12,431				12,285	11,623	10,887	10,359		10,036	10,086	10,000
Average Annual Return, Percent			18.31%		6.59%						6.25%
CBOE Nasdaq 100 BuyWrite IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			CBOE Nasdaq-100 BuyWrite IndexSM
Account Value		21,224	$ 21,224	21,224	$ 21,224	21,224	21,224	21,224	21,224	21,224	$ 21,224		19,659	17,277	16,810	14,343	17,905	17,533	16,912		15,293	13,034	14,641	14,016	14,736		13,223				12,737	11,752	10,870	10,389		9,840	9,856	10,000
Average Annual Return, Percent			22.84%		7.71%						7.82%
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq-100 Index®
Account Value		54,734	$ 54,734	54,734	$ 54,734	54,734	54,734	54,734	54,734	54,734	$ 54,734		49,603	39,813	35,519	29,424	39,621	39,087	34,713		30,165	20,555	20,279	19,206	19,739		16,942				15,312	13,843	12,341	11,276		10,446	10,765	10,000
Average Annual Return, Percent			37.48%		21.97%						18.53%
S And P International Dividend Aristocrats Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P International Dividend Aristocrats Index
Average Annual Return, Percent	[1]		27.71%		6.38%
Dow Jones EPAC Select DividendTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones EPAC Select DividendTM Index
Account Value		15,066	$ 15,066	15,066	$ 15,066	15,066	15,066	15,066	15,066	15,066	$ 15,066		13,456	11,903	12,276	9,896	13,330	12,474	12,461		9,687	8,512	11,101	10,776	11,136		10,885				10,902	9,902	9,258	8,764		8,226	9,606	10,000
Average Annual Return, Percent			26.56%		6.30%						4.18%
Nasdaq US Rising Dividend AchieversTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US Rising Dividend AchieversTM Index
Account Value		35,700	$ 35,700	35,700	$ 35,700	35,700	35,700	35,700	35,700	35,700	$ 35,700		33,527	27,030	26,046	22,178	27,609	26,531	25,198		17,910	13,875	17,031	15,794	16,493		15,407				14,294	13,460	11,144	10,339		9,895	10,691	10,000
Average Annual Return, Percent			32.07%		15.96%						13.57%
Dow Jones U S Select DividendTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Select DividendTM Index
Account Value		27,098	$ 27,098	27,098	$ 27,098	27,098	27,098	27,098	27,098	27,098	$ 27,098		24,198	20,702	22,054	19,744	23,112	20,375	19,874		13,941	12,291	16,634	15,696	15,644		14,641				14,147	13,526	12,497	11,697		10,224	10,744	10,000
Average Annual Return, Percent			30.90%		10.25%						10.48%
S And P 500 Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Industrials Index
Account Value		30,318	$ 30,318	30,318	$ 30,318	30,318	30,318	30,318	30,318	30,318	$ 30,318		27,989	22,310	22,091	17,908	22,054	20,790	20,780		16,123	12,249	15,911	15,213	15,694		14,737				14,116	12,932	11,536	10,925		9,635	10,585	10,000
Average Annual Return, Percent			35.89%		13.76%						11.73%
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500® Index
Account Value		24,773	$ 24,773	24,773	$ 24,773	24,773	24,773	24,773	24,773	24,773	$ 24,773		23,797	19,635	19,597	17,644	21,869	22,365	21,793		15,421	11,508	15,086	14,843	15,722		14,206				13,531	12,648	11,487	10,408		10,038	11,229	10,000
Average Annual Return, Percent			26.17%		10.43%						9.50%
Richard Bernstein Advisors American Industrial Renaissance Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Richard Bernstein Advisors American Industrial Renaissance® Index
Account Value		45,049	$ 45,049	45,049	$ 45,049	45,049	45,049	45,049	45,049	45,049	$ 45,049		40,474	30,876	28,597	22,629	24,949	24,006	23,701		14,972	11,630	15,444	14,021	15,988		14,800				14,759	13,461	11,496	9,817		8,497	10,471	10,000
Average Annual Return, Percent			45.90%		23.88%						16.24%
Dorsey Wright Momentum Plus Dividend YieldTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dorsey Wright Momentum Plus Dividend YieldTM Index
Average Annual Return, Percent	[2]		37.05%		11.24%
Dorsey Wright Focus FiveTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dorsey Wright Focus FiveTM Index
Account Value		31,031	$ 31,031	31,031	$ 31,031	31,031	31,031	31,031	31,031	31,031	$ 31,031		30,440	23,468	23,869	21,510	24,753	23,624	22,987		17,534	13,301	15,172	15,323	15,737		14,544				13,195	12,081	11,423	10,720		10,789	11,788	10,000
Average Annual Return, Percent			32.22%		15.39%						11.99%
Dorsey Wright International Focus FiveTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dorsey Wright International Focus FiveTM Index
Account Value		14,436	$ 14,436	14,436	$ 14,436	14,436	14,436	14,436	14,436	14,436	$ 14,436		13,640	11,911	11,244	10,397	13,241	14,180	14,216		11,591	8,395	11,250	11,123	11,734		12,661				12,048	10,746	9,789	9,246		$ 9,177	$ 10,438	$ 10,000
Average Annual Return, Percent			21.21%		5.11%						3.74%
Dorsey Wright Dynamic Focus FiveTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dorsey Wright Dynamic Focus FiveTM Index
Account Value		19,873	$ 19,873	19,873	$ 19,873	19,873	19,873	19,873	19,873	$ 19,873	$ 19,873		19,030	16,993	17,713	17,682	19,246	18,369	17,874		13,633	11,682	13,677	13,737	14,731		13,615				$ 12,353	$ 11,310	$ 10,694	$ 10,094	$ 10,000
Average Annual Return, Percent			16.95%		7.76%					8.37%
Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index
Account Value		21,514	$ 21,514	21,514	$ 21,514	21,514	21,514	21,514	$ 21,514	$ 21,514	21,514		20,356	16,292	15,166	12,913	15,340	15,439	15,301		9,777	7,546	10,636	10,283	10,862		10,458			10,000
Average Annual Return, Percent			32.05%		15.13%				11.72%
S And P 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 1000® Index
Account Value		18,581	$ 18,581	18,581	$ 18,581	18,581	18,581	18,581	$ 18,581	18,581	18,581		17,810	14,682	14,712	12,894	15,691	15,415	15,153		10,439	8,106	10,871	10,598	11,402		10,363			$ 10,000
Average Annual Return, Percent			26.56%		11.32%				9.38%
Indxx Blockchain Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Indxx Blockchain Index
Account Value		19,297	$ 19,297	19,297	$ 19,297	19,297	19,297	$ 19,297	$ 19,297	19,297	19,297		17,130	14,554	14,328	11,540	14,916	15,392	14,363		11,154	8,830	10,227	9,982	10,257		9,654		$ 10,000
Average Annual Return, Percent			32.58%		13.54%			10.34%
Nasdaq CTA Artificial Intelligence and RoboticsTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq CTA Artificial Intelligence and RoboticsTM Index
Account Value		15,559	$ 15,559	15,559	$ 15,559	15,559	$ 15,559	$ 15,559	15,559	15,559	15,559		15,936	14,228	14,900	11,757	16,497	18,525	17,937		13,394	9,327	10,741	10,732	10,859		$ 9,794	$ 10,000
Average Annual Return, Percent			9.36%		7.70%		6.92%
Dorsey Wright Momentum Plus Low VolatilityTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dorsey Wright Momentum Plus Low VolatilityTM Index
Account Value		18,437	$ 18,437	18,437	$ 18,437	$ 18,437	$ 18,437	18,437	18,437	18,437	18,437		16,892	13,669	13,886	12,855	15,211	14,524	12,954		11,740	9,310	11,659	10,391	9,989	10,000
Average Annual Return, Percent			34.88%		9.60%	10.61%
Dorsey Wright Momentum Plus ValueTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dorsey Wright Momentum Plus ValueTM Index
Account Value		17,663	$ 17,663	17,663	$ 17,663	$ 17,663	17,663	17,663	17,663	17,663	17,663		17,128	12,849	12,384	11,185	13,855	12,586	11,819		$ 7,906	$ 6,276	$ 9,512	$ 8,974	$ 9,746	$ 10,000
Average Annual Return, Percent			37.47%		13.18%	9.83%
The International Developed Capital StrengthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			The International Developed Capital StrengthTM Index
Account Value		13,596	$ 13,596	$ 13,596	$ 13,596	$ 13,596	13,596	13,596	13,596	13,596	13,596		$ 12,458	$ 10,685	$ 10,982	$ 9,057	$ 11,335	$ 11,600	$ 10,523	$ 10,000
Average Annual Return, Percent			27.24%	8.44%
S And P 500 Economic Moat Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Economic Moat Index
Account Value		$ 10,646	$ 10,646	$ 10,646	$ 10,646	$ 10,646	$ 10,646	$ 10,646	$ 10,646	$ 10,646	$ 10,646	$ 10,000
Average Annual Return, Percent		6.46%

[1]	On August 30, 2018, the Fund’s underlying index changed from the Nasdaq International Multi-Asset Diversified IncomeTM Index to the S&P International Dividend Aristocrats Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of April 30, 2018, it was not in existence for all of the periods disclosed. The old index was terminated on November 23, 2018, so performance data does not exist for these time periods.
[2]	On September 6, 2018, the Fund’s underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright Momentum Plus Dividend YieldTM Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.